INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income before income taxes
United States									$ 787.1	$ 690.1	$ 818.1
International									944.4	897.0	741.9
Income before income taxes	$ 486.2	$ 523.7	$ 436.1	$ 285.5	$ 485.5	$ 427.2	$ 407.9	$ 266.5	1,731.5	1,587.1	1,560.0
Current income tax expense (benefit)
Federal and state									134.4	105.1	217.1
International									176.3	93.5	331.2
Total current									310.7	198.6	548.3
Deferred income tax expense (benefit)
Federal and state									37.9	52.7	(328.0)
International									(60.0)	69.9	(30.5)
Total deferred									(22.1)	122.6	(358.5)
Provision for income taxes	$ 86.5	$ 83.4	$ 88.8	$ 29.9	$ 87.1	$ 95.4	$ 80.5	$ 58.2	$ 288.6	$ 321.2	$ 189.8